GOODWILL (Tables)	12 Months Ended
Dec. 31, 2017
GOODWILL.
Schedule of changes in goodwill

Figures in million - SA rand	Notes	2017	2016	2015
Balance at beginning of the year		936.0	736.7	736.7
Impairment	8	(99.1)	(201.3)
Goodwill on acquisition of subsidiaries	13.1, 13.3	5,873.9	400.6	-
Foreign currency translation		(314.8)	-	-
Balance at end of the year		6,396.0	936.0	736.7

Schedule of estimates and assumptions used in calculation of impairment of goodwill

Platinum					Gold
2016	2017				2017	2016
			Long-term gold price	R/kg	545,000	570,000
14,725	14,270	R/4Eoz	Long-term PGM (4E) basket price
	1,015	US$/2Eoz	Long-term PGM (2E) basket price
15.7	14.5%		Nominal discount rate[1]	%	12.1	12.5
6.0	5.3%		Inflation rate	%	5.3	6.0
8 - 26	9 - 34	years	Life of mine	years	12 - 22	7 - 20

[1] Nominal discount rate for WRTRP of 14.7% (2016: 13.5%).